Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 761,042	$ 0
Costs and expenses
Research and development expenses	646,756	2,193,838
Loss on sale of research and development inventory	1,934,630	0
Plasma center operating expenses	1,370,718	1,876,644
General and administrative expenses	1,431,894	1,425,951
Total Costs and Expenses	5,383,998	5,496,433
Loss from Operations	(4,622,956)	(5,496,433)
Other income (expense)
Other income	0	244,479
Interest income	1,689	10,235
Interest expense	(1,602,958)	(705,993)
Total Other Income (Expense)	(1,601,269)	(451,279)
Loss before income taxes	(6,224,225)	(5,947,712)
Income tax benefit	320,765	0
Net Loss	$ (5,903,460)	$ (5,947,712)
Net Loss per Share -
Basic and Diluted	$ (16.72)	$ (16.92)
Weighted Average Number of Shares Outstanding - Basic and Diluted	353,098	351,535